Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 294,630,000.00
Previously Paid Amount	2,501.34
Total Fee Amount	40,688.40
Total Offset Amount	37,520.04
Net Fee	$ 667.02
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A